Stated Capital (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Stated Capital
STATED CAPITAL
Stated capital	3,622.5	3,622.5

	3,622.5	3,622.5

	Number of shares in issue	Number of shares in issue
In issue at 1 January[3]	821,532,707	821,525,435
Exercise of employee share options	—	7,272

In issue at 31 December	821,532,707	821,532,707

Authorised	2,000,000,000	2,000,000,000

[3]

The total number of ordinary shares in issue per the consolidated financial statements has been adjusted by 918,490 shares to aligned with the statutory records of the company. No impact on stated capital, earnings, diluted earnings and headline earnings per share.

Summary of Beneficial Shareholders

The following beneficial shareholders hold 5% or more of the Company’s listed ordinary shares at 31 December 2018:

	Number of shares	% of issued ordinary shares
Government Employees Pension Fund	60,064,445	7.31%
VanEck Vectors Gold Miners ETF	58,229,560	7.09%
Market Vectors Junior Gold Mines ETF	47,680,319	5.80%